BASIC AND DILUTED INCOME PER SHARE - Weighted-Average Number of Ordinary Shares Outstanding After Adjustment (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Earnings per share [abstract]
Weighted-average number of ordinary shares, basic (in shares)	35,679,467	36,724,946	35,627,074	36,906,748
Effect of share options and warrants (in shares)	0	265,839	275,710	305,504
Unvested ordinary shares (in shares)	0	0	341,237	0
Weighted-average number of ordinary shares, diluted (in shares)	35,679,467	36,990,785	36,244,021	37,212,252